Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
Summary of Other Assets

	December 31, 2013	December 31, 2012
Guarantee paid on behalf of guarantee service customers	$1,082,486	$-
Prepaid bank service charges	181,641	320,068
Prepaid interest expense to bank	80,554	-
Other prepaid expense	283,800	63,762
Other receivables	156,622	305,879
	$1,785,103	$689,709